Balance Sheets - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
ASSETS
Current Assets-Cash	$ 86,944	$ 47,789	$ 715,727
Prepaid expenses	66,805	143,055	7,505
Other Receivables		170,594
Total Current Asset	153,749	361,438	723,232
Cash and marketable securities held in the trust	13,613,146	19,535,946	116,726,349
Total assets	13,766,895	19,897,384	117,449,581
Current liabilities
Accrued expenses	630,784	686,195	43,871
Other payables	230,000	140,000	20,000
Working capital loan	334,557
Extension Loan	877,193	170,594
Total Current liabilities	2,161,076	1,085,331	152,413
Deferred Underwriting Commission	4,025,000	4,025,000	4,025,000
Total liabilities	6,186,076	5,110,331	4,177,413
Commitments and Contingencies (Note 6)
Class A ordinary shares subject to possible redemption; 1,216,932 and 1,895,481 shares at redemption value at $11.19 and $10.31 per share as of September 30, 2023 and December 31, 2022 respectively	13,613,146	19,706,540	116,725,000
Shareholders’ Deficit
Preferred share, $0.0001 par value; 1,000,000 shares authorized; -0- issued and outstanding
Additional paid in capital
Accumulated deficit	(6,032,668)	(4,919,828)	(3,453,173)
Total shareholders’ deficit	(6,032,327)	(4,919,487)	(3,452,832)
Total liabilities and shareholders’ deficit	13,766,895	19,897,384	117,449,581
Common Class A [Member]
Shareholders’ Deficit
Common stock, value	53	53	53
Common Class B [Member]
Shareholders’ Deficit
Common stock, value	288	288	288
Related Party [Member]
Current liabilities
Promissory Note – related party	$ 88,542	$ 88,542	$ 88,542